Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
CTIVP® – Westfield Mid Cap Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	CTIVP® – Westfield Mid Cap Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP ® – Westfield Mid Cap Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 90	0.82%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials, consumer staples and information technology sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweights to the information technology and real estate sectors, and an underweight to the consumer staples sector, buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Axon Enterprise, Inc., a manufacturer of personal defense products, software and sensors; Vertiv Holdings Co., a provider of digital infrastructure technology; GE Vernova, Inc., an electric power supplier and generator; and Atlassian Corp., a collaboration and productivity software provider, were among the top contributors to the Fund’s relative performance. A relative underweight to Super Micro Computer, Inc., a producer of high-performance and high-efficiency servers, also contributed to the Fund’s relative performance during the period.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, real estate, financials and health care sectors detracted from the Fund’s relative results during the annual period.
Allocations
| Underweights to the communication services and utilities sectors, and an overweight to the materials sector, detracted from relative performance during the period.
Individual holdings
| Fund positions in Legend Biotech Corp., a clinical-stage biopharmaceutical company; Celanese Corp., a chemicals and specialty materials company; DexCom, Inc., a medical device company, specializing in glucose monitoring systems; and Global Payments, Inc., a payment technology and software solutions provider, were top detractors from relative performance during the period. A relative underweight to AppLovin Corp., a developer and operator of mobile marketing platforms, also detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	17.49	10.30	10.76
Russell Midcap ® Growth Index	22.10	11.47	11.54
Russell 3000 ® Index (b)	23.81	13.86	12.55
(a)
The Fund’s performance prior to September 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to September 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 306,155,544
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 2,536,402
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 306,155,544
Total number of portfolio holdings	59
Management services fees (represents 0.81% of Fund average net assets)	$ 2,536,402
Portfolio turnover for the reporting period	72%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise
noted. The Fund's portfolio composition is subject to change.
Top Holdings
Axon Enterprise, Inc.	4.6%
Palantir Technologies, Inc., Class A	3.8%
Vertiv Holdings Co.	3.6%
TransDigm Group, Inc.	3.4%
AppLovin Corp.	3.0%
HubSpot, Inc.	2.8%
Atlassian Corp., Class A	2.5%
Ares Management Corp., Class A	2.2%
DexCom, Inc.	2.2%
DraftKings, Inc., Class A	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Axon Enterprise, Inc.	4.6%
Palantir Technologies, Inc., Class A	3.8%
Vertiv Holdings Co.	3.6%
TransDigm Group, Inc.	3.4%
AppLovin Corp.	3.0%
HubSpot, Inc.	2.8%
Atlassian Corp., Class A	2.5%
Ares Management Corp., Class A	2.2%
DexCom, Inc.	2.2%
DraftKings, Inc., Class A	2.2%

CTIVP® – Westfield Mid Cap Growth Fund - Class 2
Shareholder Report [Line Items]
Fund Name	CTIVP® – Westfield Mid Cap Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP ® – Westfield Mid Cap Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 117	1.07%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials, consumer staples and information technology sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweights to the information technology and real estate sectors, and an underweight to the consumer staples sector, buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Axon Enterprise, Inc., a manufacturer of personal defense products, software and sensors; Vertiv Holdings Co., a provider of digital infrastructure technology; GE Vernova, Inc., an electric power supplier and generator; and Atlassian Corp., a collaboration and productivity software provider, were among the top contributors to the Fund’s relative performance. A relative underweight to Super Micro Computer, Inc., a producer of high-performance and high-efficiency servers, also contributed to the Fund’s relative performance during the period.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, real estate, financials and health care sectors detracted from the Fund’s relative results during the annual period.
Allocations
| Underweights to the communication services and utilities sectors, and an overweight to the materials sector, detracted from relative performance during the period.
Individual holdings
| Fund positions in Legend Biotech Corp., a clinical-stage biopharmaceutical company; Celanese Corp., a chemicals and specialty materials company; DexCom, Inc., a medical device company, specializing in glucose monitoring systems; and Global Payments, Inc., a payment technology and software solutions provider, were top detractors from relative performance during the period. A relative underweight to AppLovin Corp., a developer and operator of mobile marketing platforms, also detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2 (a)	17.19	10.02	10.49
Russell Midcap ® Growth Index	22.10	11.47	11.54
Russell 3000 ® Index (b)	23.81	13.86	12.55
(a)
The Fund’s performance prior to September 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.

(b)

Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to September 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 306,155,544
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 2,536,402
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 306,155,544
Total number of portfolio holdings	59
Management services fees (represents 0.81% of Fund average net assets)	$ 2,536,402
Portfolio turnover for the reporting period	72%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from
the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Axon Enterprise, Inc.	4.6%
Palantir Technologies, Inc., Class A	3.8%
Vertiv Holdings Co.	3.6%
TransDigm Group, Inc.	3.4%
AppLovin Corp.	3.0%
HubSpot, Inc.	2.8%
Atlassian Corp., Class A	2.5%
Ares Management Corp., Class A	2.2%
DexCom, Inc.	2.2%
DraftKings, Inc., Class A	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Axon Enterprise, Inc.	4.6%
Palantir Technologies, Inc., Class A	3.8%
Vertiv Holdings Co.	3.6%
TransDigm Group, Inc.	3.4%
AppLovin Corp.	3.0%
HubSpot, Inc.	2.8%
Atlassian Corp., Class A	2.5%
Ares Management Corp., Class A	2.2%
DexCom, Inc.	2.2%
DraftKings, Inc., Class A	2.2%